Concentrations of Credit Risk (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 INR (₨)	Mar. 31, 2014 INR (₨)	Mar. 31, 2015 USD ($)
Concentration Risk [Line Items]
Gross loans	₨ 3,943,449.1	₨ 3,228,261.3	$ 63,287.5
Fair Value Of Credit Substitutes	195,058.9	65,147.1
Non-funded exposure	628,002.3	584,038.6
Total Exposure	₨ 4,766,510.3	₨ 3,877,447.0	76,496.9
Lender Concentration Risk
Concentration Risk [Line Items]
%	100.00%	100.00%
Consumer Loans
Concentration Risk [Line Items]
Gross loans	₨ 479,467.5
Fair Value Of Credit Substitutes	0.0
Non-funded exposure	17.6
Total Exposure	₨ 479,485.1		7,695.2
Consumer Loans | Lender Concentration Risk
Concentration Risk [Line Items]
%	10.10%
Activities allied to agriculture
Concentration Risk [Line Items]
Gross loans	₨ 422,894.4	₨ 155,559.1
Fair Value Of Credit Substitutes	0.0	0.0
Non-funded exposure	1,697.6	562.2
Total Exposure	₨ 424,592.0	₨ 156,121.3	6,814.2
Activities allied to agriculture | Lender Concentration Risk
Concentration Risk [Line Items]
%	8.90%	4.00%
Wholesale Trade
Concentration Risk [Line Items]
Gross loans	₨ 308,806.4	₨ 235,711.9
Fair Value Of Credit Substitutes	5,259.8	99.9
Non-funded exposure	31,745.5	26,849.8
Total Exposure	₨ 345,811.7	₨ 262,661.6	5,549.9
Wholesale Trade | Lender Concentration Risk
Concentration Risk [Line Items]
%	7.30%	6.80%
Services
Concentration Risk [Line Items]
Gross loans	₨ 230,040.6	₨ 96,238.8
Fair Value Of Credit Substitutes	445.9	341.8
Non-funded exposure	15,511.7	17,496.5
Total Exposure	₨ 245,998.2	₨ 114,077.1	3,948.0
Services | Lender Concentration Risk
Concentration Risk [Line Items]
%	5.20%	2.90%
Automobile and Auto Ancillary
Concentration Risk [Line Items]
Gross loans	₨ 192,017.4	₨ 145,886.7
Fair Value Of Credit Substitutes	23,046.5	5,067.8
Non-funded exposure	16,357.7	13,878.2
Total Exposure	₨ 231,421.6	₨ 164,832.7	3,714.0
Automobile and Auto Ancillary | Lender Concentration Risk
Concentration Risk [Line Items]
%	4.90%	4.30%
Retail Trade
Concentration Risk [Line Items]
Gross loans	₨ 189,593.5	₨ 90,086.2
Fair Value Of Credit Substitutes	841.2	0.0
Non-funded exposure	4,761.4	3,121.6
Total Exposure	₨ 195,196.1	₨ 93,207.8	3,132.7
Retail Trade | Lender Concentration Risk
Concentration Risk [Line Items]
%	4.10%	2.40%
Coal & Petroleum Products
Concentration Risk [Line Items]
Gross loans	₨ 40,153.4	₨ 69,725.4
Fair Value Of Credit Substitutes	5,984.5	0.0
Non-funded exposure	111,908.1	62,589.9
Total Exposure	₨ 158,046.0	₨ 132,315.3	2,536.4
Coal & Petroleum Products | Lender Concentration Risk
Concentration Risk [Line Items]
%	3.30%	3.40%
NBFC/Financial Intermediaries
Concentration Risk [Line Items]
Gross loans	₨ 94,744.7	₨ 57,796.1
Fair Value Of Credit Substitutes	59,985.8	23,196.9
Non-funded exposure	1,876.5	2,217.1
Total Exposure	₨ 156,607.0	₨ 83,210.1	2,513.4
NBFC/Financial Intermediaries | Lender Concentration Risk
Concentration Risk [Line Items]
%	3.30%	2.10%
Food And Beverage
Concentration Risk [Line Items]
Gross loans	₨ 121,172.2	₨ 99,588.0
Fair Value Of Credit Substitutes	7,040.2	1,000.6
Non-funded exposure	6,734.9	6,182.8
Total Exposure	₨ 134,947.3	₨ 106,771.4	2,165.7
Food And Beverage | Lender Concentration Risk
Concentration Risk [Line Items]
%	2.80%	2.80%
Land Transport
Concentration Risk [Line Items]
Gross loans	₨ 131,240.2	₨ 150,177.4
Fair Value Of Credit Substitutes	522.1	0.0
Non-funded exposure	2,668.8	2,398.4
Total Exposure	₨ 134,431.1	₨ 152,575.8	2,157.5
Land Transport | Lender Concentration Risk
Concentration Risk [Line Items]
%	2.80%	3.90%
Power
Concentration Risk [Line Items]
Gross loans	₨ 96,169.7	₨ 70,980.3
Fair Value Of Credit Substitutes	15,846.8	1,489.4
Non-funded exposure	18,570.3	14,572.6
Total Exposure	₨ 130,586.8	₨ 87,042.3	2,095.8
Power | Lender Concentration Risk
Concentration Risk [Line Items]
%	2.70%	2.20%
Engineering
Concentration Risk [Line Items]
Gross loans	₨ 79,747.2	₨ 57,349.9
Fair Value Of Credit Substitutes	1,077.1	0.0
Non-funded exposure	48,819.8	38,982.2
Total Exposure	₨ 129,644.1	₨ 96,332.1	2,080.6
Engineering | Lender Concentration Risk
Concentration Risk [Line Items]
%	2.70%	2.50%
Real Estate & Property Services
Concentration Risk [Line Items]
Gross loans	₨ 88,264.9
Fair Value Of Credit Substitutes	3,607.0
Non-funded exposure	11,179.6
Total Exposure	₨ 103,051.5		1,653.9
Real Estate & Property Services | Lender Concentration Risk
Concentration Risk [Line Items]
%	2.20%
Iron and Steel
Concentration Risk [Line Items]
Gross loans	₨ 84,913.9	₨ 82,959.4
Fair Value Of Credit Substitutes	1,475.8	2,323.8
Non-funded exposure	15,927.1	19,958.0
Total Exposure	₨ 102,316.8	₨ 105,241.2	1,642.1
Iron and Steel | Lender Concentration Risk
Concentration Risk [Line Items]
%	2.10%	2.70%
Others (none greater than 2%)
Concentration Risk [Line Items]
Gross loans	₨ 1,384,223.1	₨ 1,897,191.4
Fair Value Of Credit Substitutes	69,926.2	31,626.9
Non-funded exposure	340,225.7	245,854.3
Total Exposure	₨ 1,794,375.0	₨ 2,174,672.6	$ 28,797.5
Others (none greater than 2%) | Lender Concentration Risk
Concentration Risk [Line Items]
%	37.60%	56.20%
Banks and Financial Institutions
Concentration Risk [Line Items]
Gross loans		₨ 19,010.7
Fair Value Of Credit Substitutes		0.0
Non-funded exposure		129,375.0
Total Exposure		₨ 148,385.7
Banks and Financial Institutions | Lender Concentration Risk
Concentration Risk [Line Items]
%		3.80%